Financial instruments and related risk management (Exposure to credit risk receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 338,426	$ 309,570
Allowance For Credit Losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0
Gross carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	338,426
Gross carrying amount [Member] | Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	318,933
Gross carrying amount [Member] | Non-Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 19,493